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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02729
                                   ---------------------------------------------


                          Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Karen Dunn Kelley   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 8/31
                         -------------------------------------------------------

Date of reporting period: 05/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO
                         GOVERNMENT & AGENCY PORTFOLIO
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
              Quarterly Schedule of Portfolio Holdings May 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            STIT-QTR-1 05/08            Invesco Aim Advisors, Inc.

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
COMMERCIAL PAPER--33.85%(a)
ASSET-BACKED SECURITIES -
   COMMERCIAL LOANS/LEASES--4.52%
Amstel Funding Corp.
   2.62%(b)(c)                                 07/23/08   $     250,000   $   249,053,889
   2.73%(b)(c)                                 08/11/08          75,000        74,596,187
   2.76%(b)(c)                                 08/05/08         100,000        99,501,667
   2.77%(b)(c)                                 08/21/08         125,000       124,220,937
   2.87%(b)(c)                                 07/08/08         300,000       299,115,097
   2.88%(b)(c)                                 07/08/08         143,496       143,071,976
   3.03%(b)(c)                                 07/25/08         100,000        99,545,500
   3.04%(b)(c)                                 07/11/08          50,000        49,831,111
   3.06%(b)(c)                                 10/16/08         100,000        98,835,500
   3.06%(b)(c)                                 10/22/08         100,000        98,784,500
Atlantis One Funding Corp.
   3.14%(b)(c)                                 06/03/08          30,000        29,994,767
                                                                          ---------------
                                                                            1,366,551,131
                                                                          ---------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES--1.27%
Old Line Funding, LLC
   2.60%(b)                                    07/15/08         100,000        99,682,222
   2.90%(b)                                    06/19/08         135,170       134,974,004
Thunder Bay Funding, LLC
   2.52%(b)                                    07/21/08         100,000        99,650,000
   3.10%(b)                                    06/02/08          50,000        49,995,694
                                                                          ---------------
                                                                              384,301,920
                                                                          ---------------
ASSET-BACKED SECURITIES - FULLY
   BACKED--0.66%
Curzon Funding Ltd./LLC
   (CEP-American International Group, Inc.)
   3.22%(b)                                    06/24/08         200,000       199,588,556
                                                                          ---------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK--8.43%
Concord Minutemen Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   2.73%(b)                                    07/15/08         185,000       184,382,717
   2.85%(b)                                    07/25/08          50,000        49,786,250
   2.92%(b)                                    09/10/08          50,000        49,590,389
Crown Point Capital Co., LLC
   -Series A

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED
   BANK--(CONTINUED)
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   2.69%(b)                                    07/18/08   $      35,000   $    34,877,082
   2.73%(b)                                    07/15/08          25,000        24,916,583
   2.80%(b)                                    08/07/08         100,000        99,478,889
   2.92%(b)                                    09/10/08         100,000        99,180,778
   3.40%(b)                                    07/22/08          50,873        50,627,962
Gotham Funding Corp.
   (CEP-Bank of Tokyo Mitsubishi UFJ,
   Ltd. (The)
   2.55%(b)(c)                                 07/21/08          70,000        69,752,083
Legacy Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   2.92%(b)                                    09/05/08         140,000       138,909,867
   3.40%(b)                                    07/22/08         101,746       101,255,923
Lexington Parker Capital Co., LLC
   (Multi CEP's-Liberty Hampshire Co., LLC;
   agent)
   2.69%(b)                                    07/18/08          60,000        59,789,465
   2.80%(b)                                    08/04/08          85,000        84,576,889
   2.90%(b)                                    07/15/08         100,000        99,645,555
   3.02%(b)                                    10/06/08          90,000        89,041,150
   3.06%(b)                                    07/18/08          25,000        24,899,943
   3.10%(b)                                    07/25/08         215,000       214,000,250
   3.15%(b)                                    08/22/08         101,585       100,856,128
LMA Americas LLC
   (CEP-Credit Agricole S.A.)
   2.50%(b)(c)                                 06/16/08         127,800       127,667,110
   2.55%(b)(c)                                 06/27/08         150,000       149,723,750
   2.57%(b)(c)                                 07/30/08          50,000        49,789,403
   2.60%(b)(c)                                 06/16/08         250,000       249,728,932
Long Lane Master Trust IV
   -Series A
   (CEP-Bank of America, N.A.)
   2.40%(b)                                    06/24/08          94,700        94,554,793
   2.50%(b)                                    06/16/08         100,000        99,895,833
Picaros Funding LLC/PLC
   (CEP-KBC Bank N.V.)
   2.60%(b)(c)                                 10/07/08         100,000        99,075,556
   2.87%(b)(c)                                 09/09/08         100,000        99,202,778
                                                                          ---------------
                                                                            2,545,206,058
                                                                          ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE--9.56%
Atlantic Asset Securitization LLC
   2.87%(b)                                    07/24/08   $      50,000   $    49,788,736
Clipper Receivables Co., LLC
   2.55%(b)                                    06/09/08          50,000        49,971,667
   2.80%(b)                                    06/06/08          50,000        49,980,556
Enterprise Funding Co., LLC
   2.72%(b)                                    07/25/08         150,000       149,388,000
Gemini Securitization Corp., LLC
   2.67%(b)                                    08/26/08          53,000        52,661,948
   2.83%(b)                                    06/02/08          50,000        49,996,069
Mont Blanc Capital Corp.
   2.49%(b)(c)                                 06/23/08          54,325        54,242,335
   2.50%(b)(c)                                 06/20/08         300,658       300,261,298
   2.65%(b)(c)                                 08/15/08          96,129        95,598,288
Ranger Funding Co. LLC
   2.52%(b)                                    07/21/08          16,068        16,011,762
Sheffield Receivables Corp.
   2.70%(b)                                    06/02/08          49,081        49,077,319
   2.90%(b)                                    06/05/08          77,500        77,475,028
Thames Asset Global Sec No.1, Inc.
   2.50%(b)(c)                                 06/18/08         200,000       199,763,889
   2.58%(b)(c)                                 06/16/08         274,760       274,464,633
   2.86%(b)(c)                                 10/07/08          50,627        50,112,180
   2.93%(b)(c)                                 07/25/08         137,002       136,399,876
   2.95%(b)(c)                                 06/10/08          68,246        68,195,669
   2.95%(b)(c)                                 08/07/08          96,275        95,746,423
   2.99%(b)(c)                                 07/21/08         104,178       103,745,372
Tulip Funding Corp.
   2.43%(b)(c)                                 06/16/08         276,606       276,325,936
Victory Receivables Corp.
   2.46%(b)(c)                                 06/25/08          55,567        55,475,870
   2.46%(b)(c)                                 06/26/08         138,000       137,764,250
   2.50%(b)(c)                                 06/18/08         200,000       199,764,004
   2.55%(b)(c)                                 06/18/08         140,667       140,497,499
Yorktown Capital LLC
   2.90%(b)                                    06/06/08          40,752        40,735,586
   3.01%(b)                                    06/13/08         114,992       114,876,625
                                                                          ---------------
                                                                            2,888,320,818
                                                                          ---------------
ASSET-BACKED SECURITIES - SECURITIES--3.16%
Grampian Funding Ltd./LLC
   2.60%(b)(c)                                 07/21/08          50,000        49,819,445
   2.65%(b)(c)                                 08/18/08          52,000        51,701,433
   2.65%(b)(c)                                 08/19/08          50,000        49,709,236
   2.65%(b)(c)                                 08/26/08         200,000       198,733,889
   2.66%(b)(c)                                 07/14/08         259,000       258,177,099

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES - SECURITIES
   --(CONTINUED)
   3.03%(b)(c)                                 06/09/08   $      60,000   $    59,959,667
   3.04%(b)(c)                                 06/04/08          75,000        74,981,031
   3.10%(b)(c)                                 06/03/08          60,000        59,989,667
Newport Funding Corp.
   2.57%(b)                                    06/27/08          50,103        50,010,003
Tempo Finance Ltd./Corp.
   2.79%(b)(c)                                 06/13/08         100,000        99,907,000
                                                                          ---------------
                                                                              952,988,470
                                                                          ---------------
DIVERSIFIED BANKS--3.33%
ABN-AMRO North America Finance Inc.
   3.02%(c)                                    10/29/08         200,000       197,483,333
Bank of America Corp.
   2.78%                                       08/08/08         100,000        99,475,833
Lloyds TSB Bank PLC
   2.58%(c)                                    06/10/08         187,526       187,405,046
   2.74%(c)                                    07/29/08         150,000       149,339,042
Societe Generale North America, Inc.
   2.76%(c)                                    11/03/08         100,000        98,811,667
   3.32%(c)                                    06/27/08         100,000        99,760,222
UBS Finance (Delaware) Inc.
   2.98%(c)                                    06/09/08          75,000        74,950,333
Unicredito Italiano Bank (Ireland) PLC
   2.43%(b)(c)                                 06/30/08         100,000        99,804,250
                                                                          ---------------
                                                                            1,007,029,726
                                                                          ---------------
DIVERSIFIED CAPITAL MARKETS--0.88%
Morgan Stanley
   2.82%                                       08/11/08         167,000       166,071,202
   2.85%                                       07/31/08         100,000        99,525,000
                                                                          ---------------
                                                                              265,596,202
                                                                          ---------------
REGIONAL BANKS--2.04%
ANZ National (International) Ltd.
   2.68%(b)(c)                                 10/14/08         150,000       148,492,500
   2.98%(b)(c)                                 10/21/08          100,000       98,824,556
Danske Corp.
   2.43%(b)(c)                                 06/16/08          73,230       73,156,007
   2.70%(b)(c)                                 08/04/08          75,000       74,650,667
Stadshypotek Delaware, Inc.
   2.66%(b)(c)                                 10/09/08         100,000       99,039,444
Swedbank A.B.
   2.72%(c)                                    07/09/08         121,600       121,250,873
                                                                          ---------------
                                                                              615,414,047
                                                                          ---------------
      Total Commercial Paper
         (Cost $10,224,996,928)                                            10,224,996,928
                                                                          ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
CERTIFICATES OF DEPOSIT--32.14%
Abbey National North America LLC
   2.56%                                       09/11/08   $     100,000   $   100,002,797
   2.74%                                       11/07/08         100,000       100,004,356
Abbey National Treasury Services PLC
   2.64%(d)                                    10/02/08         100,000       100,074,607
ABN AMRO Bank N.V. (United Kingdom)
   3.04%(c)                                    10/28/08         100,000       100,000,000
   3.08%(c)                                    07/31/08         100,000       100,000,000
Allied Irish Banks, PLC
   2.65%                                       09/11/08          50,000        50,000,000
   3.08%                                       10/22/08         100,000       100,000,000
American Express Centurion Bank
   4.94%                                       06/06/08         100,000       100,000,000
Australia and New Zealand Banking Group
   2.50%                                       09/26/08         100,000       100,000,000
   2.71%                                       09/08/08         100,000       100,002,724
Banco Bilbao Vizcaya Argentaria, S.A.
   2.56%                                       09/11/08         100,000       100,002,797
   2.66%                                       08/11/08          50,000        50,000,979
   2.69%                                       10/09/08         120,000       120,000,000
   2.98%                                       10/27/08         100,000       100,000,000
   2.99%                                       10/28/08         100,000       100,002,039
   3.05%                                       06/03/08         125,000       125,000,000
   4.29%                                       07/08/08         100,000       100,000,000
Banco Santander, S.A.
   2.65%                                       09/17/08         100,000       100,000,000
   3.04%                                       10/21/08         100,000       100,000,000
Bank of Nova Scotia
   2.40%                                       07/03/08         150,000       150,000,000
Bank of Nova Scotia
   (United Kingdom)
   2.57%(c)                                    07/21/08         100,000       100,001,383
Bank of Scotland PLC
   2.74%                                       10/09/08          50,000        50,000,000
   2.83%                                       09/08/08         100,000       100,001,355
   2.83%                                       09/10/08         200,000       200,000,000
   2.98%                                       07/24/08         150,000       150,002,192
   3.50%                                       10/22/08         118,000       118,178,987
Barclays Bank PLC
   2.91%(d)                                    07/08/08         200,000       200,003,985
   3.05%                                       08/27/08         175,000       175,000,000
BNP Paribas
   2.42%                                       06/19/08         100,000       100,000,499
CALYON S.A.
   2.35%(d)                                    09/26/08          60,000        59,960,185
   2.72%                                       10/07/08         100,000       100,003,507
   2.72%                                       10/14/08          50,000        50,000,000
   3.02%                                       10/27/08         100,000       100,000,000
   3.18%                                       07/29/08         150,000       150,000,000
   4.29%                                       07/08/08          50,000        50,000,000
Dexia Bank S.A.
   2.66%                                       08/08/08         100,000       100,001,876

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
   2.75%                                       07/15/08   $     100,000   $   100,001,214
Fortis Bank N.V./S.A.
   2.71%                                       10/14/08         125,000       125,004,623
   2.75%(d)                                    10/02/08          50,000        49,965,874
   3.06%                                       10/21/08         100,000       100,000,000
HSBC Bank PLC
   (United Kingdom)2.47%(c)                    06/16/08         200,000       200,000,831
HSBC Bank U.S.A. N.A.
   2.85%                                       07/07/08         100,000       100,000,000
   2.86%                                       07/10/08         200,000       200,000,000
   2.87%                                       07/07/08         100,000       100,000,000
   2.95%                                       07/03/08         100,000       100,000,000
Mitsubishi UFJ Trust & Banking Corp.
   2.66%                                       07/21/08         100,000       100,000,000
   2.79%                                       08/11/08          50,000        50,000,000
   2.81%                                       08/07/08         100,000       100,000,000
   2.92%                                       07/10/08          50,000        50,000,000
National Australia Bank Ltd.
   2.73%                                       07/18/08         100,000       100,000,000
National Australia Bank Ltd.
   (United Kingdom)
   2.64%(c)                                    08/20/08         150,000       150,003,310
   2.70%(c)                                    08/11/08         150,000       150,002,938
   2.93%(c)                                    06/09/08         100,000       100,000,000
Nordea Bank A.B.
   2.65%                                       10/09/08         100,000       100,000,000
   2.70%                                       10/07/08         200,000       200,003,507
   2.93%                                       10/23/08         150,000       150,000,000
Rabobank Nederland
   2.40%                                       06/19/08         150,000       150,000,748
   2.51%                                       07/21/08          50,000        50,000,692
   2.56%                                       09/11/08         100,000       100,000,000
   2.75%                                       11/07/08         100,000       100,013,068
Royal Bank of Canada
   2.35%                                       06/16/08         100,000       100,000,000
   2.60%                                       09/03/08          50,000        50,000,000
   2.85%                                       09/08/08         100,000       100,000,000
Royal Bank of Scotland PLC
   2.90%                                       08/04/08         150,000       150,002,634
   3.06%                                       10/29/08         100,000       100,004,103
Societe Generale
   2.78%                                       08/07/08         100,000       100,000,000
   2.92%                                       07/03/08         150,000       150,000,000
   2.93%                                       07/01/08         100,000       100,000,000
   3.22%                                       07/30/08         150,000       150,002,419
Societe Generale
   (United Kingdom)
   3.02%(c)                                    07/21/08         100,000       100,001,371
   3.04%(c)                                    08/26/08         100,000       100,002,365
Svenska Handelsbanken A.B.
   2.60%                                       06/24/08          80,000        80,008,568
   2.61%                                       10/01/08         100,000        99,976,396
   2.66%                                       10/09/08         120,000       120,004,276
   2.69%                                       10/08/08         100,000       100,000,000
   2.81%                                       09/08/08         150,000       150,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
Toronto-Dominion Bank
   2.86%                                       09/05/08   $     160,000   $   160,087,574
UBS AG
   3.00%                                       07/23/08         100,000       100,000,000
   3.03%                                       08/21/08         100,000       100,001,108
   4.30%                                       07/08/08         200,000       200,000,000
   5.33%                                       06/10/08         100,000       100,000,000
UBS AG
   (United Kingdom)
   4.27%(c)                                    07/09/08          25,000        25,029,911
UniCredito Italiano S.p.A
   2.70%                                       07/21/08          50,000        50,000,691
   2.70%                                       09/11/08         100,000       100,002,795
   2.83%                                       09/08/08         100,000       100,001,355
   2.90%                                       07/07/08         100,000       100,000,000
   3.21%                                       07/29/08         100,000       100,000,000
Wachovia Bank, N.A.
   3.13%(d)                                    01/27/09         100,000       100,000,000
Westpac Banking Corp.
   2.69%                                       09/12/08         100,000       100,002,822
   2.81%                                       10/17/08         100,000       100,001,890
                                                                          ---------------
      Total Certificates of Deposit
         (Cost $9,708,371,351)                                              9,708,371,351
                                                                          ---------------
TIME DEPOSITS--6.77%
Deutsche Bank A.G.
   (Cayman Islands)
   2.00%(c)                                    06/02/08         470,125       470,125,185
KBC Bank N.V.
   (Cayman Islands)
   2.13%(c)                                    06/02/08         450,000       450,000,000
RBS Citizens Bank, N.A.
   (Cayman Islands)
   2.25%(c)                                    06/02/08         375,000       375,000,000
Royal Bank of Scotland PLC
   (United Kingdom)
   2.35%(c)                                    06/02/08         250,000       250,000,000
Wells Fargo Bank, N.A.
   (Cayman Islands)
   2.06%(c)                                    06/02/08         500,000       500,000,000
                                                                          ---------------
      Total Time Deposits
         (Cost $2,045,125,185)                                              2,045,125,185
                                                                          ---------------
VARIABLE RATE DEMAND NOTES--4.46%(d)(e)
INSURED--0.02%(f)
New Jersey (State of) Housing and Mortgage
   Finance Agency;
    Series 2007 I, MFH Taxable RB
   (INS-Financial Security Assurance Inc.)
   2.35%                                       05/01/29           6,250         6,250,000
                                                                          ---------------

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED--4.44%(g)
989 Market Street LLC;
   Series 2006, Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       03/01/26   $       7,600   $     7,600,000
A Mining Group, LLC;
   Series 2006, Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.57%                                       06/01/29          10,935        10,935,000
AARP;
   Series 2001, Taxable Notes
   (LOC-Bank of America, N.A.)
   2.45%                                       05/01/31          31,200        31,200,000
Advance Packaging Corp.;
   Series 2006, Taxable Securities
   (LOC-Fifth Third Bank)
   2.55%                                       10/01/36           5,250         5,250,000
Alamogordo (City of), New Mexico (Gerald
   Champion Regional Medical Center);
   Series 2007 B, Ref. Taxable Hospital
   Improvement RB
   (LOC-Bank of America, N.A.)
   2.45%                                       07/01/18           8,020         8,020,000
Albany (City of), New York Industrial
   Development Agency (Albany Medical
   Center);
   Series 2006 B, Taxable IDR
   (LOC-RBS Citizens, N.A.)
   2.63%                                       05/01/35           2,300         2,300,000
Albuquerque (City of), New Mexico (KTech
   Corp.);
   Series 2002, Taxable RB
   (LOC-Wells Fargo, N.A.)
   2.43%                                       08/01/25           1,800         1,800,000
Atlanticare Health Services, Inc.;
   Series 2003, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       10/01/33          16,505        16,505,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Auburn (City of), Alabama Industrial
   Development Board;
   Series 2006 A, Ref. Taxable Improvement
   IDR
   (LOC-Allied Irish Banks PLC)
   2.38%(c)                                    07/01/26   $       5,640   $     5,640,000
Brazos River Authority (TXU Electric Co.);
   Series 2001 I, Taxable PCR
   (LOC-Citibank, N.A.)
   2.60%                                       12/01/36          61,790        61,790,000
Capital Markets Access Co. LC (Boynton
   Outpatient Center, LLC);
   Series 2005 B, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       07/01/25           1,235         1,235,000
Capital Markets Access Co. LC (Delray
   Outpatient Properties, LLC);
   Series 2005-A, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       07/01/25           7,880         7,880,000
Capital Markets Access Co. LC (Pinnacle
   Financial);
   Series 2007, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       02/01/32           5,095         5,095,000
Capital One Funding Corp.;
   Series 2000 B
   Taxable Notes (LOC-JPMorgan Chase Bank,
   N.A.)
   2.90%                                       07/01/20           6,239         6,239,000
   Series 2000 C
   Taxable Notes (LOC-JPMorgan Chase Bank,
   N.A.)
   2.90%                                       09/01/20           5,830         5,830,000
   Series 2000 D
   Taxable Notes (LOC-JPMorgan Chase Bank,
   N.A.)
   2.90%                                       05/01/26           5,900         5,900,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Chattanooga (City of), Tennessee Industrial
   Development Board (BlueCross BlueShield
   of Tennessee Corporate Campus);
   Series 2008, Taxable IDR
   (LOC-Bank of America, N.A.)
   2.45%                                       01/01/28   $     151,000   $   151,000,000
Chestnut Partnership (The);
   Series 1999, Taxable RB
   (LOC-Bank of America, N.A.)
   2.40%                                       01/02/29          18,940        18,940,000
Colorado (State of) Health Facilities
   Authority (Bethesda Living
   Centers-Viewpointe);
   Series 2004 C, Ref. Taxable RB
   (LOC-Bank of America, N.A.)
   2.48%                                       08/01/30           3,625         3,625,000
Conair Corp.;
   Series 2002, Taxable Economic
   Development Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       09/01/12           5,660         5,660,000
Corp. Finance Managers Inc., Integrated Loan
   Program;
   Series 2003 B, PARTs
   (LOC-Wells Fargo Bank, N.A.)
   2.43%                                       02/02/43          11,525        11,525,000
Danville (City of), Pittsylvania (County
   of), Virginia Regional Industrial
   Facility Authority (Crane Creek);
   Series 2005, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       01/01/26             400           400,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Detroit (City of), Michigan Economic
   Development Corp. (Waterfront Reclamation
   and Casino Development);
   Series 1999 A, Taxable RB
   (LOC-Deutsche Bank, N.A.)
   2.43%(c)                                    05/01/09   $      35,080   $    35,080,000
Dome Corp.;
   Series 1991, Notes
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       08/31/16           9,400         9,400,000
Emerald Bay Club L.P.;
   Series 2004, Taxable Notes
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       12/01/15           8,000         8,000,000
EPC Allentown, LLC;
   Series 2005, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       07/01/30           5,825         5,825,000
Florida Christian College, Inc.;
   Series 2006, Taxable RB
   (LOC-Fifth Third Bank)
   2.41%                                       11/01/36           6,500         6,500,000
Forward Corp.;
   Series 2005, Taxable Securities
   (LOC-Fifth Third Bank)
   2.55%                                       12/01/30           2,500         2,500,000
Four Dam Pool Power Agency (The) (Alaska);
   Series 2004 B, Ref. Taxable Electric RB
   (LOC-Dexia Group S.A.)
   2.39%(c)                                    07/01/26           3,825         3,825,000
Frank Parsons Paper Co., Inc.;
   Series 2007, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       06/01/27          10,000        10,000,000
Fun Entertainment LLC,
   Series 2005, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       01/01/25          10,075        10,075,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Gainesville (City of) & Hall (County of),
   Georgia Development Authority (Fieldale
   Farms Corp.); Series 2006, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       03/01/21   $      20,000   $    20,000,000
General Secretariat of the Organization of
   American States;
   Series 2001 A, Taxable Notes
   (LOC-Bank of America, N.A.)
   2.45%                                       03/01/33          17,330        17,330,000
Germain Properties of Columbus Inc.,
   Germain Real Estate Co. LLC and Germain
   Motor Co.; Series 2001, Taxable Notes
   (LOC-JPMorgan Chase Bank, N.A.)
   2.90%                                       03/01/31           7,600         7,600,000
Glendale (City of), Arizona Industrial
   Development Authority (Thunderbird, The
   Garvin School of International
   Management);
   Series 2005 B, Ref. Taxable RB
   (LOC-Bank of New York)
   2.45%                                       07/01/35           2,000         2,000,000
Harvest Bible Chapel;
   Series 2004, Taxable RB
   (LOC-Fifth Third Bank)
   2.42%                                       08/01/29          10,285        10,285,000
Hunter's Ridge/Southpointe;
   Series 2005, Taxable Notes
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       06/01/25           5,930         5,930,000
Illinois (State of) Finance Authority
   (Christian Homes, Inc. Obligated Group);
   Series 2007 B
   Ref. Taxable RB (LOC-Fifth Third Bank)
   2.40%                                       05/15/31           5,005         5,005,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
   Series 2007 C
   Ref. Taxable Convertible RB (LOC-Fifth
   Third Bank)
   2.40%                                       05/15/31   $       8,090   $     8,090,000
Imaging Investment Group, LLC, Radiology
   Physicians of Indian River County, LC and
   Vero Radiology Associates, Inc. (Imaging
   Radiology);
    Series 2005, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       05/01/31           6,900         6,900,000
JPV Capital LLC (Towers Partners, LLC/Rose
   Street Partners, LLC/515 Michigan Street
   Partners, LLC),
   Series 1999-A, Taxable Notes
   (LOC- Wells Fargo Bank, N.A.)
   2.52%                                       12/01/39          11,250        11,250,000
Kamps Capital, LLC (Kamps, Inc.);
   Series 2003 A, Taxable Notes
   (LOC- Federal Home Loan Bank of
   Indianapolis)
   2.48%                                       09/01/33           6,080         6,080,000
Kordsa Inc.;
   Series 2006, Notes
   (LOC-General Electric Capital Corp.)
   2.70%                                       06/01/26           8,000         8,000,000
Lake Oswego (City of), Oregon Redevelopment
   Agency;
   Series 2005 B, Taxable Tax Allocation
   Notes
   (LOC- Wells Fargo Bank, N.A.)
   2.43%                                       06/01/20             880           880,000
LoanStar Assets Partners, L.P.;
   Series 2005 A, Taxable Student Loan RB
   (LOC-State Street Bank & Trust Co.)
   2.36%(b)                                    02/01/41         163,900       163,900,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Lone Tree (City of), Colorado Building
   Authority; Series 2007, Taxable COP
   (LOC- Wells Fargo Bank, N.A.)
   3.14%                                       12/01/17   $       3,075   $     3,075,000
LP Pinewood SPV LLC;
   Series 2003, Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.37%                                       02/01/18         120,200       120,200,000
Luzerne (County of), Pennsylvania Industrial
   Development Authority (PennSummit Tubular
   LLC);
   Series 2006 B, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       02/01/21           1,275         1,275,000
M3 Realty, LLC;
   Series 2007, Notes
   (LOC-General Electric Capital Corp.)
   2.70%                                       01/01/33           9,920         9,920,000
Macatawa Capital Partners, LLC (Profile
   Industrial Packaging Corp.);
   Series 2003 A, Taxable Notes
   (LOC-Fifth Third Bank)
   3.25%                                       12/01/53           2,335         2,335,000
Macon-Bibb (County of), Industrial Authority
   (Bass Pro Outdoor World, LLC);
   Series 2005, Taxable RB
   (LOC-General Electric Capital Corp.)
   2.46%                                       07/01/25           5,300         5,300,000
Marsh Enterprises, LLC;
   Series 2003, Taxable Securities
   (LOC-Fifth Third Bank)
   2.55%                                       01/01/28           8,790         8,790,000
Massachusetts (State of) Housing Finance
   Authority (Avalon at Crane Brook);
   Series 2006 A, Taxable RB
   (LOC-JPMorgan Chase Bank, N.A.)
   2.60%                                       04/01/36           3,900         3,900,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Meharry Medical College;
   Series 2001, Taxable Notes
   (LOC-Bank of America, N.A.)
   2.45%                                       08/01/16   $       8,595   $     8,595,000
Michigan (State of) Strategic Fund
   (Holland Home Obligated Group);
   Series 2005 B, Ref. Taxable Limited
   Obligation RB
   (LOC-Fifth Third Bank)
   2.40%                                       11/01/28           7,515         7,515,000
Mississippi (State of) Business Finance
   Corp. (Belk, Inc.);
   Series 2005, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       10/01/25          17,780        17,780,000
Mississippi (State of) Business Finance
   Corp. (Cellular South, Inc.);
   Series 2005, Incremental Taxable IDR
   (LOC-Bank of America, N.A.)
   2.45%(b)                                    08/01/20          10,800        10,800,000
Mississippi (State of) Business Finance
   Corp. (GE Plastics Finishing, Inc.);
   Series 1998, Taxable IDR
   (LOC-Citibank, N.A.)
   2.37%(b)                                    02/01/23          41,000        41,000,000
Mississippi (State of) Business Finance
   Corp. (Lextron-Visteon Leasing, LLC);
   Series 2003, Taxable IDR
   (LOC-JPMorgan Chase Bank, N.A.)
   2.38%                                       12/01/27           7,330         7,330,000
Mississippi (State of) Business Finance
   Corp. (Viking Range Corp.);
   Series 2000, Taxable IDR
   (LOC-Bank of America, N.A.)
   2.53%                                       06/01/15           8,420         8,420,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Missouri (State of) Development Finance
   Board (Duke Manufacturing Co.);
   Series 2004 B, Taxable IDR
   (LOC-Bank of America, N.A.)
   2.45%                                       12/01/20   $       7,800   $     7,800,000
Missouri (State of) Development Finance
   Board (Ninth Street Garage);
   Series 2004 A, Taxable Infrastructure
   Facilities RB
   (LOC-Bank of America, N.A.)
   2.45%                                       10/01/34           4,800         4,800,000
Monongalia Health System, Inc.;
   Series 2008 B, Taxable Hospital Bonds
   (LOC-JPMorgan Chase Bank, N.A.)
   2.55%                                       07/01/40           9,250         9,250,000
Nashville (City of) & Davidson (County of)
   Tennessee Health and Educational
   Facilities Board (Weatherly Ridge
   Apartments); Series 2006 B, MFH Taxable RB
   (LOC-U.S. Bank N.A.)
   2.44%                                       12/01/41           1,900         1,900,000
Net Magan Two LLC;
   Series 2006, Sr. Taxable RB
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       04/01/26          15,200        15,200,000
New Jersey (State of) Economic Development
   Authority Thermal Energy Facilities
   (Marina Energy LLC - 2001);
   Series A, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   2.40%                                       09/01/21          11,800        11,800,000
Newport News (City of), Virginia Economic
   Development Authority (Newport News
   Shipbuilding);
   Series 2000 A
   Incremental Taxable RB (LOC-Wachovia
   Bank, N.A.) 2.52%                           07/01/31           3,920         3,920,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
   Series 2000 B
   Incremental Taxable RB (LOC-Wachovia
   Bank, N.A.) 2.57%                           07/01/31   $      13,030   $    13,030,000
NGSP, Inc.;
   Series 2006, Sec. Taxable RB
   (LOC-Bank of America, N.A.)
   2.45%                                       06/01/46           6,500         6,500,000
Nicholas Capital Investments, LLC (Nicholas
   Plastics, Inc.);
   Series 2005 A, Taxable Notes
   (LOC-Fifth Third Bank)
   2.48%                                       02/01/45           5,100         5,100,000
Old Hickory (City of), Tennessee (AHPC);
   Series 2005, Taxable Notes
   (LOC-Wachovia Bank, N.A.)
   2.42%                                      01/01/20           2,110          2,110,000
Polk (County of), Florida Industrial
   Development Authority (GSG Investments);
   Series 2005 B, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       05/01/27           2,670         2,670,000
Porterfield Family Partners, L.P.;
   Series 2004, Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       07/01/14           2,900         2,900,000
Prince George's (County of), Maryland
   (Collington Episcopal Life Care
   Community, Inc.); Series 2006 C,
   Ref. Taxable RB (LOC-Bank of America,
   N.A.) 2.40%                                 04/01/15           5,795         5,795,000
Prince Metal Stamping USA, Inc.;
   Series 2004, Taxable Notes
   (LOC-Bank of Nova Scotia)
   2.38%(c)                                    03/01/24           6,250         6,250,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Racetrac Capital, LLC;
   Series 2000, Taxable Bonds
   (LOC-Regions Bank)
   2.53%                                       09/01/20   $       8,050   $     8,050,000
Ray, R.G. Corp.;
   Series 2000, Taxable RB
   (LOC-Bank of America, N.A.)
   2.45%                                       01/01/15           2,190         2,190,000
Richmond (City of), Redevelopment and
   Housing Authority (1995 Old Manchester);
   Series 1995 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   2.79%                                       12/01/25           1,590         1,590,000
Roanoke Rapids (City of), North Carolina
   Music and Entertainment District;
   Series 2007, Special Tax Allocation Notes
   (LOC-Bank of America, N.A.)
   2.45%                                       07/01/27          11,500        11,500,000
Rockwood Quarry, LLC;
   Series 2002, Taxable Notes
   (LOC-Fifth Third Bank)
   2.55%                                       12/01/22           5,100         5,100,000
Roman Catholic Diocese of Charlotte;
   Series 2002, Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       05/01/14          10,740        10,740,000
Roman Catholic Diocese of Raleigh;
   Series 2002 A, Taxable RB
   (LOC-Bank of America, N.A.)
   2.43%                                       06/01/18           4,600         4,600,000
S & L Capital, LLC (J&L Development of
   Holland, LLC);
   Series 2005 A, Taxable Notes
   (LOC-Federal Home Loan Bank of
   Indianapolis) 2.48%                         07/01/40           2,615         2,615,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Sabri Arac (The Quarry Lane School);
   Series 2005, Taxable Bonds
   (LOC-Bank of America, N.A.)
   2.45%                                       10/01/35   $      20,500   $    20,500,000
Savannah College of Art and Design, Inc.;
   Series 2004 BD, Taxable RB
   (LOC-Bank of America, N.A.)
   2.45%                                       04/01/24          23,269        23,268,669
SF Tarns LLC;
   Series 2003, Taxable RB
   (LOC-Bank of America, N.A.)
   2.45%                                       01/01/28          15,800        15,800,000
Shepherd Capital, LLC (Hinman Affiliates);
   Series 2002 A
   Taxable Notes (LOC-Wachovia Bank, N.A.)
   2.48%                                       04/01/52           6,385         6,385,000
Series 2003 D
   Taxable Notes (LOC-Federal Home Loan Bank of
   Indianapolis)
   2.48%                                       10/01/53           5,660         5,660,000
Shepherd Capital, LLC (Open Terrace);
   Series 2002 B, Taxable Notes
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       11/01/52           9,730         9,730,000
Shepherd Capital, LLC (Trade Center);
   Series 2004 A, Taxable Notes
   (LOC-Fifth Third Bank)
   2.48%                                       07/01/54          10,000        10,000,000
Thomasville (City of), Georgia Payroll
   Development Authority (American Fresh Foods
   L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
    2.52%                                      09/01/17           1,675         1,675,000
Tift (County of), Development Authority
   (Heatcraft Refrigeration Products LLC);
   Series 2008 A
   Taxable RB (LOC-Wachovia Bank, N.A.)
   2.48%                                       02/01/18           3,600         3,600,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
   Series 2008 B
   Taxable RB (LOC-Wachovia Bank, N.A.)
   2.48%                                       02/01/28   $      12,700   $    12,700,000
Trinity Funding LLC (Trinity Affiliates);
   Series 2006 A, Taxable Securities
   (LOC-Fifth Third Bank)
   2.55%                                       03/01/36          15,935        15,935,000
United Fuels, LLC;
   Series 2006, Taxable Securities
   (LOC-Fifth Third Bank)
   2.55%                                       01/01/31           6,610         6,610,000
Valdosta-Lowndes (County of), Georgia
   Industrial Authority (Martin's Famous
   Pastry Shoppe, Inc.);
   Series 2007 B, Incremental Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       06/01/28           5,600         5,600,000
Wake Forest University;
     Series 1997, Taxable Bonds
    (LOC-Wachovia Bank, N.A.)
    2.48%                                      07/01/17             800           800,000
Washington Road Properties, LLC and WR
   Partners, LLC;
   Series 2006, Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       12/01/26           9,880         9,880,000
Westmoreland (County of), Pennsylvania
   Industrial Development Authority
   (Excela Health);  Series 2005 D, Taxable
   Health System IDR (LOC-Wachovia Bank,
   N.A.) 2.53%                                 07/01/25           1,900         1,900,000
Woerner Holdings, Inc.;
   Series 2007, Incremental Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.52%                                       06/01/33          17,840        17,840,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
LETTER OF CREDIT ENHANCED(g)--(CONTINUED)
Young Men's Christian Association of
   Hunterdon County New Jersey;
   Series 2004; Taxable Bonds
   (LOC-Wachovia Bank, N.A.)
   2.48%                                       02/01/24   $       2,110   $     2,110,000
Ziegler Columbus LLC / Ziegler St. Cloud
   LLC; Series 2007
   Notes (LOC-General Electric Capital
   Corp.)
   2.70%                                       01/01/33          25,000        25,000,000
Series 2008
   Notes (LOC-General Electric Capital
   Corp.)
   2.70%                                       01/01/33           4,665         4,665,000
                                                                          ---------------
                                                                            1,340,127,669
                                                                          ---------------
   Total Variable Rate Demand Notes
      (Cost $1,346,377,669)                                                 1,346,377,669
                                                                          ---------------
MEDIUM-TERM NOTES--4.45%
AIG Matched Funding Corp.
   Gtd. Floating Rate MTN
   2.08%(b)(d)                                 06/16/08          75,000        75,000,179
Allstate Life Global Funding II,
   Sr. Sec. Floating Rate MTN
   2.60%(b)(d)                                 10/15/08         130,000       130,000,000
   2.74%(b)(d)                                 10/07/08         140,000       140,000,000
Allstate Life Global Funding Trusts
   Sr. Sec. Floating Rate MTN
   3.05%(d)                                    12/08/08          60,000        60,024,836
Credit Agricole S.A.
   Floating Rate MTN
   2.91%(b)(c)(d)                              08/26/08         100,000       100,000,000
MBIA Global Funding, LLC
   Sr. Unsec. Gtd. Unsub. Floating Rate
   MTN 3.00%(b)(d)                             06/05/08         100,000       100,000,263
National Australia Bank Ltd.
   Floating Rate MTN
   2.70%(b)(c)(d)                              10/01/08         100,000       100,053,505
Royal Bank of Canada
   Floating Rate Yankee MTN
   2.65%(c)(d)                                 10/09/08         100,000       100,000,000
Royal Bank of Scotland PLC,
   Floating Rate MTN
   2.66%(c)(d)                                 07/03/08         100,000        99,981,959
   Sr. Unsec. Floating Rate MTN
   2.46%(b)(c)(d)                              09/19/08          60,000        60,000,000
Svenska Handelsbanken A.B.
   Floating Rate MTN
   2.54%(b)(c)(d)                              09/13/08         100,000       100,000,000

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
MEDIUM-TERM NOTES--(CONTINUED)
Toyota Motor Credit Corp.
   Series B, Floating Rate MTN
   2.64%(d)                                    02/06/09   $     100,000   $   100,000,000
Westpac Banking Corp.,
   Floating Rate MTN
   2.71%(b)(c)(d)                              09/05/08          30,000        30,000,343
   2.93%(b)(c)(d)                              02/06/09         150,000       149,959,838
                                                                          ---------------
   Total Medium-Term Notes
      (Cost $1,345,020,923)                                                 1,345,020,923
                                                                          ---------------
MASTER NOTE AGREEMENTS--3.72%(h)
Goldman Sachs Credit Partners L.P.,
   2.63%(b)(d)(i)                                    --         150,000       150,000,000
   (Acquired 02/01/08; Cost $150,000,000)
      3.27%(b)(j)                              06/02/08         150,000       150,000,000
   (Acquired 05/08/08; Cost $250,000,000)
      3.36%(b)(d)(j)                           11/04/08         250,000       250,000,000
Lehman Brothers Inc.
   2.73%(b)(d)(i)                                    --         250,000       250,000,000
Merrill Lynch Mortgage Capital, Inc.
   2.68%(b)(d)(i)                                    --         325,000       325,000,000
                                                                          ---------------
   Total Master Note Agreements
      (Cost $1,125,000,000)                                                 1,125,000,000
                                                                          ---------------
FUNDING AGREEMENTS--1.22%
MetLife Insurance Co. of Connecticut,
   Floating Rate
   (Acquired 08/27/07; Cost $100,000,000)
      2.70%(b)(d)(j)                           08/27/08         100,000       100,000,000
   (Acquired 11/21/07; Cost $125,000,000)
      2.76%(b)(d)(j)                           11/21/08         125,000       125,000,000
   (Acquired 10/12/07; Cost $3,000,000)
      2.79%(b)(d)(j)                           10/10/08           3,000         3,000,000
Metropolitan Life Insurance Co.,
   Floating Rate
   (Acquired 11/27/07; Cost $125,000,000)
      2.88%(b)(d)(j)                           10/09/08         125,000       125,000,000
   (Acquired 09/13/07; Cost $5,000,000)
      2.99%(b)(d)(j)                           11/18/08           5,000         5,000,000
   (Acquired 09/13/07; Cost $10,000,000)
      3.16%(b)(d)(j)                           11/28/08          10,000        10,000,000
                                                                          ---------------
      Total Funding Agreements
         (Cost $368,000,000)                                                  368,000,000
                                                                          ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES--0.50%
FEDERAL HOME LOAN BANK (FHLB)--0.50%
Unsec. Floating Rate Bonds, 2.29%(d)
   (Cost $150,000,000)                         04/03/09   $     150,000   $   150,000,000
                                                                          ---------------
ASSET-BACKED SECURITIES--0.33%
STRUCTURED--0.33%
Paragon Mortgages PLC
   (United Kingdom) Series 15A, Class A1,
   Floating Rate Notes
   2.51%(b)(c)(d)
   (Cost $98,075,340)                          12/15/39          98,075        98,075,340
                                                                          ---------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)--87.44%
   (Cost $26,410,967,396)                                                  26,410,967,396
                                                                          ---------------

                                                           REPURCHASE
                                                             AMOUNT
                                                          -------------
REPURCHASE AGREEMENTS--13.05%(k)
Barclays Capital Inc., Joint agreement dated
   05/30/08, aggregate maturing value $718,416,705
   (collateralized by U.S. Government sponsored
   agency obligations valued at $732,644,674;
   2.75%-6.00%, 12/15/09-06/29/22) 2.30%, 06/02/08          433,143,963       433,060,960
BNP Paribas, Joint agreement dated 05/30/08, aggregate
   maturing value $900,193,125 (collateralized by
   Corporate and U.S. Government sponsored agency
   obligations valued at $933,380,754; 0%-6.25%,
   01/23/09-04/01/38) 2.58%, 06/02/08(c)                    530,601,041       530,487,207
Citigroup Global Markets Inc., Joint agreement dated
   05/30/08, aggregate maturing value $750,159,688
   (collateralized by Corporate obligations valued at
   $787,500,000; 0%-26.87%, 07/09/08-10/19/99)
   2.56%, 06/02/08                                          295,062,810       295,000,000
Deutsche Bank Securities Inc., Joint agreement dated
   05/30/08, aggregate maturing value $2,000,391,667
   (collateralized by U.S. Government sponsored agency
   obligations valued at $2,040,000,000; 3.15%-8.46%,
   01/01/09-02/01/47) 2.35%, 06/02/08                     1,175,996,395     1,175,766,141

                                                            REPURCHASE
                                                              AMOUNT           VALUE
                                                          -------------   ---------------
REPURCHASE AGREEMENTS(k)--(CONTINUED)
Deutsche Bank Securities Inc., Joint agreement dated
   05/30/08, aggregate maturing value $250,045,833
   (collateralized by U.S. Treasury obligations valued
   at $255,000,017; 4.75%-13.25%, 02/15/10-05/15/16)
   2.20%, 06/02/08                                        $ 210,059,434   $   210,020,930
Deutsche Bank Securities Inc., Joint agreement dated
   05/30/08, aggregate maturing value $500,095,833
   (collateralized by U.S. Government sponsored agency
   obligations valued at $510,000,108; 0%-7.00%,
   07/08/08-06/13/33) 2.30%, 06/02/08                       270,051,750       270,000,000
Fortis Bank N.A./S.A., Joint agreement dated 05/30/08,
   aggregate maturing value $500,106,042
   (collateralized by Corporate obligations valued at
   $525,000,000; 0%-6.00%, 12/25/34-05/25/37)
   2.54%, 06/02/08(C)                                       248,052,597       248,000,000
Fortis Securities LLC, Joint agreement dated 05/30/08,
   aggregate maturing value $275,052,708
   (collateralized by U.S. Government sponsored agency
   and U.S. Treasury obligations valued at
   $280,500,014; 0%-6.50%, 08/15/08-02/15/36)
    2.30%, 06/02/08                                          15,002,875        15,000,000
UBS Securities LLC, Joint agreement dated 05/30/08,
   aggregate maturing value $1,000,193,333
   (collateralized by U.S. Government sponsored agency
   obligations valued at $1,020,000,639; 4.50%-7.00%,
   05/01/26-10/01/37) 2.32%, 06/02/08                       550,106,333       550,000,000
Wachovia Capital Markets, LLC, Joint agreement dated
   05/30/08, aggregate maturing value $650,139,750
   (collateralized by Corporate obligations valued at
   $682,500,000; 0%, 06/02/08-06/23/08)
   2.58%, 06/02/08                                          215,046,225       215,000,000
                                                                          ---------------
      Total Repurchase Agreements
         (Cost $3,942,335,238)                                              3,942,335,238
                                                                          ---------------
TOTAL INVESTMENTS--100.49%
   (Cost $30,353,302,634) (l)(m)                                           30,353,302,634
OTHER ASSETS LESS LIABILITIES--(0.49)%                                       (148,006,485)
                                                                          ---------------
NET ASSETS--100.00%                                                       $30,205,296,149
                                                                          ===============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

                              LIQUID ASSETS PORTFOLIO

Investment Abbreviations:

CEP      -- Credit Enhancement Provider
COP      -- Certificates of Participation
Gtd.     -- Guaranteed
IDR      -- Industrial Development Revenue Bonds
INS      -- Insurer
LOC      -- Letter of Credit
MFH      -- Multi-Family Housing
MTN      -- Medium-Term Notes
PARTs    -- Pooled Adjustable Rate Taxable Notes(SM)
PCR      -- Pollution Control Revenue Bonds
Ref.     -- Refunding
RB       -- Revenue Bonds
Sec.     -- Secured
Sr.      -- Senior
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2008 was $11,722,713,845, which represented 38.81% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 12.9%; Netherlands: 7.3%; Cayman Islands: 5.9%; other countries less than 5%: 12.5%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(e) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by the bond insurance company listed.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.

(i) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2008 was $768,000,000, which represented 2.54% of the Fund's Net Assets.

(k)  Principal amount equals value at period end. See Note 1F.

(l)  Also represents cost for federal income tax purposes.

(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
COMMERCIAL PAPER-67.30%(a)
ASSET-BACKED SECURITIES -
   CONSUMER RECEIVABLES--8.46%
Old Line Funding, LLC
   2.53%(b)                                    07/24/08   $      50,000   $    49,813,764
   2.55%(b)                                    06/24/08         100,000        99,837,083
   2.56%(b)                                    07/09/08          75,000        74,797,333
   2.58%(b)                                    07/18/08          30,000        29,898,950
   2.60%(b)                                    07/14/08          45,858        45,715,585
   2.61%(b)                                    07/07/08          61,115        60,955,490
   2.90%(b)                                    06/19/08         100,000        99,855,000
Thunder Bay Funding, LLC
   2.54%(b)                                    07/14/08          44,539        44,403,874
   2.54%(b)                                    07/25/08          66,955        66,699,902
   2.55%(b)                                    06/24/08          50,000        49,918,542
   2.57%(b)                                    07/03/08         100,000        99,771,556
   2.58%(b)                                    07/18/08          30,000        29,898,950
   2.65%(b)                                    07/02/08          40,000        39,908,722
                                                                          ---------------
                                                                              791,474,751
                                                                          ---------------
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED BANK--8.45%
Concord Minutemen Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   2.69%(b)                                    07/16/08          35,000        34,882,312
   2.73%(b)                                    07/15/08          75,000        74,749,750
   3.05%(b)                                    06/12/08          85,000        84,920,785
Crown Point Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   2.66%(b)                                    07/21/08          50,000        49,815,278
   2.73%(b)                                    07/15/08          50,000        49,833,167
   3.05%(b)                                    06/18/08          70,000        69,899,181
Govco LLC
   (Multi CEP's-Government
   sponsored entities)
   2.55%(b)                                    06/04/08          50,000        49,989,375
Legacy Capital Co., LLC
   -Series A, (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   2.70%(b)                                    07/18/08          50,000        49,823,750

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES -
   FULLY SUPPORTED BANK-(CONTINUED)
Lexington Parker Capital Co., LLC
   (Multi CEP's-Liberty Hampshire
   Co., LLC; agent)
   2.95%(b)                                    06/12/08   $      50,000   $    49,954,931
Long Lane Master Trust IV
   -Series A
   (CEP-Bank of America N.A.)
   2.50%(b)                                    07/24/08          20,000        19,926,389
   2.85%(b)                                    06/19/08          44,919        44,854,990
Ticonderoga Funding, LLC
   (CEP-Bank of America, N.A.)
   5.52%(b)                                    06/06/08          36,713        36,700,150
Variable Funding Capital Co., LLC
   (CEP-Wachovia Bank N.A.)
   2.47%(b)                                    07/21/08          75,000        74,742,708
   2.82%(b)                                    06/23/08         100,000        99,827,667
                                                                          ---------------
                                                                              789,920,433
                                                                          ---------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-15.18%
Atlantic Asset Securitization LLC
   2.55%(b)                                    07/10/08          85,000        84,765,195
   2.55%(b)                                    07/11/08          75,000        74,787,500
   2.55%(b)                                    07/14/08          40,000        39,878,167
   2.57%(b)                                    07/01/08          75,000        74,839,375
   2.57%(b)                                    07/10/08          15,000        14,958,230
Enterprise Funding Co., LLC
   2.57%(b)                                    07/08/08         110,324       110,032,591
   2.67%(b)                                    07/03/08          50,000        49,881,333
Gemini Securitization Corp., LLC
   2.50%(b)                                    07/09/08          30,000        29,920,833
   2.53%(b)                                    07/22/08          75,000        74,731,187
   2.55%(b)                                    07/17/08          50,000        49,837,083
   2.58%(b)                                    07/08/08          54,333        54,188,927
   2.63%(b)                                    06/24/08          25,000        24,957,993
   2.65%(b)                                    07/07/08          50,000        49,867,500
   2.65%(b)                                    07/28/08          20,000        19,916,083
   2.73%(b)                                    06/12/08          75,000        74,937,438
   2.85%(b)                                    06/06/08          30,000        29,988,125
   2.98%(b)                                    06/02/08          30,000        29,997,517

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-(CONTINUED)
Sheffield Receivables Corp.
   2.52%(b)                                    07/21/08   $      75,000   $    74,737,500
   2.55%(b)                                    07/14/08          30,000        29,908,625
   2.55%(b)                                    07/22/08          75,000        74,729,063
   2.57%(b)                                    07/25/08          25,000        24,903,625
   2.58%(b)                                    07/11/08          75,000        74,785,000
   2.75%(b)                                    06/16/08          20,000        19,977,083
   2.76%(b)                                    06/04/08          50,000        49,988,500
   2.76%(b)                                    06/09/08          34,000        33,979,268
   2.94%(b)                                    06/09/08          85,000        84,944,345
Yorktown Capital LLC
   2.65%(b)                                    07/02/08          65,000        64,851,674
                                                                          ---------------
                                                                            1,420,289,760
                                                                          ---------------
ASSET-BACKED SECURITIES - SECURITIES-3.74%
Aspen Funding Corp.
   2.58%(b)                                    07/14/08          50,222        50,067,232
   2.60%(b)                                    07/02/08          75,000        74,832,083
   3.00%(b)                                    06/17/08         100,000        99,866,667
Newport Funding Corp.
   2.80%(b)                                    06/17/08          50,000        49,937,945
   3.00%(b)                                    06/17/08          75,000        74,899,833
                                                                          ---------------
                                                                              349,603,760
                                                                          ---------------
CONSUMER FINANCE-12.76%
American Express Credit Corp.
   2.34%                                       07/11/08          45,000        44,883,000
   2.70%                                       06/02/08         100,000        99,992,500
   2.72%                                       06/30/08          75,000        74,835,667
   2.83%                                       06/27/08          75,000        74,846,708
   2.88%                                       06/20/08         100,000        99,848,000
American Honda Finance Corp.
   2.07%                                       07/10/08          50,000        49,887,875
HSBC Finance Corp.
   2.40%                                       06/04/08         100,000        99,980,000
   2.40%                                       06/05/08         100,000        99,973,333
   2.48%                                       06/16/08          90,000        89,907,000
Toyota Motor Credit Corp.
   2.21%                                       07/01/08          65,000        64,880,292
   2.22%                                       07/10/08          20,000        19,951,900
   2.30%                                       07/17/08          25,000        24,926,528
   2.49%                                       06/26/08         100,000        99,827,083
   2.50%                                       06/11/08         100,000        99,930,555
   2.58%                                       06/18/08         100,000        99,878,167
   2.60%                                       06/19/08          50,000        49,935,000
                                                                          ---------------
                                                                            1,193,483,608
                                                                          ---------------
DIVERSIFIED BANKS-9.98%
Bank of America Corp.
   2.22%                                       06/18/08          50,000        49,947,583
   2.35%                                       07/17/08          50,000        49,849,861

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
DIVERSIFIED BANKS-(CONTINUED)
   2.63%                                       06/13/08   $     100,000   $    99,912,333
Citigroup Funding Inc.
   2.50%                                       07/10/08          20,000        19,945,833
   2.50%                                       07/18/08          25,000        24,918,403
   2.60%                                       07/08/08          40,000        39,893,111
   2.65%                                       06/02/08          50,000        49,996,320
   2.75%                                       06/10/08         100,000        99,931,250
   2.78%                                       06/13/08          50,000        49,953,667
   2.80%                                       06/11/08          75,000        74,941,667
   2.96%                                       06/20/08         100,000        99,843,778
State Street Corp.
    2.68%                                      06/25/08         100,000        99,821,333
Wells Fargo & Co.
   2.18%                                       06/06/08         100,000        99,969,722
   2.35%                                       07/25/08          75,000        74,735,625
                                                                          ---------------
                                                                              933,660,486
                                                                          ---------------
MULTI-LINE INSURANCE-6.06%
AIG Funding, Inc.
   2.53%                                       06/09/08          50,000        49,971,889
   2.53%                                       06/10/08          50,000        49,968,375
   2.55%                                       06/04/08          25,000        24,994,688
   2.67%                                       06/16/08         100,000        99,888,750
   2.75%                                       06/27/08         100,000        99,801,389
Hartford Financial Services Group
   2.22%(b)                                    07/09/08          90,194        89,982,645
   2.30%(b)                                    06/03/08          20,708        20,705,354
   2.30%(b)                                    06/05/08          15,993        15,988,924
   2.35%(b)                                    06/05/08          15,100        15,096,046
Prudential Funding, LLC
   2.47%                                       06/03/08         100,000        99,986,278
                                                                          ---------------
                                                                              566,384,338
                                                                          ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.67%
General Electric Capital Corp.
   2.30%                                       07/18/08          50,000        49,849,861
   2.34%                                       07/28/08         100,000        99,629,500
General Electric Capital Services Inc.
   2.40%                                       06/03/08         100,000        99,986,667
                                                                          ---------------
                                                                              249,466,028
                                                                          ---------------
   Total Commercial Paper
      (Cost $6,294,283,164)                                                 6,294,283,164
                                                                          ---------------
MASTER NOTE AGREEMENTS-7.54%(c)
Goldman Sachs Credit Partners L.P.
   (Acquired 05/08/08; Cost
   $150,000,000) 2.80%(b)(d)                   07/07/08         150,000       150,000,000
Lehman Brothers Inc.
   2.73%(b)(e)                                       --         300,000       300,000,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT
                                               MATURITY       (000)            VALUE
                                               --------   -------------   ---------------
MASTER NOTE AGREEMENTS -(CONTINUED)
Merrill Lynch Mortgage Capital, Inc.
    2.68%(b)(e)                                      --   $     255,000   $   255,000,000
                                                                          ---------------
      Total Master Note Agreements
         (Cost $705,000,000)                                                  705,000,000
                                                                          ---------------
CERTIFICATES OF DEPOSIT-2.14%
Comerica Bank
   2.71%                                       06/13/08          50,000        50,000,000
   2.72%                                       06/03/08         100,000       100,000,000
   2.89%                                       06/23/08          50,000        50,000,000
                                                                          ---------------
      Total Certificates of Deposit
         (Cost $200,000,000)                                                  200,000,000
                                                                          ---------------
BANK NOTES-1.69%
DIVERSIFIED BANKS-1.69%
Bank of America, N.A.
   2.80%
   (Cost $158,751,605)                         06/10/08         158,750       158,751,605
                                                                          ---------------
U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-0.15%
FEDERAL HOME LOAN BANK (FHLB)-0.15%
Unsec. Disc. Notes,  1.90%(a)
   (Cost $14,099,256)                          06/02/08          14,100        14,099,256
                                                                          ---------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-78.82%
   (Cost $7,372,134,025)                                                    7,372,134,025
                                                                          ---------------

                                                            REPURCHASE
                                                              AMOUNT
                                                          -------------
REPURCHASE AGREEMENTS-21.35%(f)
Banc of America Securities LLC, Agreement
   dated 05/30/08, maturing value
   $250,048,958 (collateralized by a U.S.
   Government sponsored agency obligations
   valued at $255,000,001; 6.00%, 01/01/38)
   2.35%, 06/02/08                                          250,048,958       250,000,000
Barclays Capital Inc., Joint agreement dated
   05/30/08, aggregate maturing value
   $750,145,625 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $765,000,000; 4.16%-6.48%,
   05/01/23-10/01/47)
   2.33%, 06/02/08                                          590,239,252       590,124,669

                                                            REPURCHASE
                                                              AMOUNT           VALUE
                                                          -------------   ---------------
REPURCHASE AGREEMENTS -(CONTINUED)
Deutsche Bank Securities Inc., Joint agreement
   dated 05/30/08, aggregate maturing value
   $2,000,391,667 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $2,040,000,000; 3.15%-8.46%,
   01/01/09-02/01/47)
   2.35%, 06/02/08                                        $ 256,765,039   $   256,714,766
RBC Capital Markets Corp., Joint agreement
   dated 05/30/08, aggregate maturing value
   $350,068,542 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $357,000,000; 5.00%-6.00%,
   05/01/23-05/15/38)
   2.35%, 06/02/08                                          250,048,958       250,000,000
Societe Generale, Joint agreement dated
   05/30/08, aggregate maturing value
   $500,097,917 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $510,000,001; 4.33%-5.50%,
   06/01/35-09/01/36)
   2.35%, 06/02/08                                          200,039,167       200,000,000
UBS Securities LLC, Joint agreement dated
   05/30/08, aggregate maturing value
   $1,000,193,333 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $1,020,000,639; 4.50%-7.00%,
   05/01/26-10/01/37)
   2.32%, 06/02/08                                          450,087,000       450,000,000
                                                                          ---------------
      Total Repurchase Agreements
         (Cost $1,996,839,435)                                              1,996,839,435
                                                                          ---------------
TOTAL INVESTMENTS-100.17%
   (Cost $9,368,973,460)(g)(h)                                              9,368,973,460
OTHER ASSETS LESS LIABILITIES-(0.17)%                                         (16,040,242)
                                                                          ---------------
NET ASSETS-100.00%                                                        $ 9,352,933,218
                                                                          ===============

Investment Abbreviations:

CEP      -- Credit Enhancement Provider
Disc.    -- Discounted
Unsec.   -- Unsecured

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2008 was $4,198,061,673, which represented 44.88% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO

(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(d) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at May 31, 2008 represented 1.60% of the Fund's Net Assets.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f)  Principal amount equals value at period end. See Note 1F.

(g)  Also represents cost for federal income tax purposes.

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                      PERCENTAGE
--------                      ----------
Sheffield Receivables Corp.         5.0%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT            VALUE
                                                          -------------   ---------------
U.S. TREASURY SECURITIES-43.33%
U.S. TREASURY BILLS-41.54%(a)
2.16%                                          06/05/08   $     100,000   $    99,976,056
3.20%                                          06/12/08         200,000       199,804,750
2.08%                                          06/16/08         500,000       499,565,625
3.18%                                          06/19/08         100,000        99,840,909
3.28%                                          06/19/08         150,000       149,753,841
3.18%                                          06/26/08         100,000        99,779,373
3.33%                                          06/26/08         150,000       149,653,404
1.82%                                          07/03/08         300,000       299,515,908
2.41%                                          07/03/08         100,000        99,784,092
2.26%                                          07/10/08         100,000        99,754,723
2.33%                                          07/10/08         100,000        99,746,944
2.44%                                          07/17/08         150,000       149,532,333
2.25%                                          07/24/08         100,000        99,668,603
2.07%                                          07/31/08         150,000       149,482,928
2.39%                                          07/31/08         150,000       149,400,573
1.78%                                          08/14/08         300,000       298,900,142
2.11%                                          08/14/08         150,000       149,350,066
1.53%                                          08/21/08         200,000       199,313,068
1.83%                                          08/21/08         200,000       199,174,117
2.10%                                          08/21/08         175,000       174,169,722
1.49%                                          08/28/08         200,000       199,271,556
1.34%                                          09/04/08         200,000       199,293,084
1.45%                                          09/04/08         200,000       199,234,415
1.56%                                          09/11/08         250,000       248,893,583
1.46%                                          09/18/08         200,000       199,119,000
1.49%                                          09/18/08         200,000       199,100,666
1.40%                                          10/16/08         100,000        99,465,692
1.60%                                          10/16/08         200,000       198,778,044
1.55%                                          10/23/08         200,000       198,760,084
1.58%                                          10/23/08         200,000       198,735,916
1.65%                                          10/30/08         150,000       148,960,322
1.66%                                          10/30/08         250,000       248,259,286
1.67%                                          11/06/08         100,000        99,269,280
1.68%                                          11/06/08         250,000       248,156,637
1.72%                                          11/13/08         200,000       198,428,277
1.86%                                          11/13/08         150,000       148,717,452
                                                                          ---------------
                                                                            6,498,610,471
                                                                          ---------------
U.S. TREASURY NOTES-1.79%
4.50%                                          04/30/09         125,000       127,885,089
3.88%                                          05/15/09         150,000       152,620,875
                                                                          ---------------
                                                                              280,505,964
                                                                          ---------------
   Total U.S. Treasury Securities
      (Cost $6,779,116,435)                                                 6,779,116,435
                                                                          ---------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-43.33%
   (Cost $6,779,116,435)                                                    6,779,116,435
                                                                          ===============

                                                            REPURCHASE
                                                              AMOUNT            VALUE
                                                          -------------   ---------------
REPURCHASE AGREEMENTS-56.82%(b)
Banc of America Securities LLC, Agreement
   dated 05/30/08, maturing value
   $700,125,417 (collateralized by U.S.
   Treasury obligations valued at
   $714,000,031; 2.00%-7.88%,
   12/31/08-02/15/21) 2.15%, 06/02/08                     $ 700,125,417   $   700,000,000
Barclays Capital Inc., Agreement dated
   05/30/08, maturing value $750,134,375
   (collateralized by U.S. Treasury
   obligations valued at $765,000,029;
   1.88%-3.00%; 07/15/12-07/15/15) 2.15%,
   06/02/08                                                 750,134,375       750,000,000
BMO Capital Markets Corp., Agreement dated
   05/30/08, maturing value $100,017,917
   (collateralized by U.S. Treasury
   obligations valued at $102,000,028;
   0%-9.13%, 06/05/08-02/15/38) 2.15%,
   06/02/08                                                 100,017,917       100,000,000
BNP Paribas Securities Corp., Agreement
   dated 05/30/08, maturing value
   $700,130,083 (collateralized by U.S.
   Treasury obligations valued at
   $714,000,014; 5.00%-8.13%,
   08/15/11-02/15/26) 2.23%, 06/02/08                       700,130,083       700,000,000
CIBC World Markets, Inc., Agreement dated
   05/30/08, maturing value $100,018,167
   (collateralized by U.S. Treasury
   obligations valued at $102,005,084;
   2.50%-4.50%, 08/15/08-03/31/13) 2.18%,
   06/02/08                                                 100,018,167       100,000,000
Credit Suisse Securities (USA) LLC,
   Agreement dated 05/30/08, maturing value
   $350,065,625 (collateralized by U.S.
   Treasury obligations valued at
   $357,001,384; 4.50%-7.50%,
   11/15/24-05/15/37) 2.25%, 06/02/08                       350,065,625       350,000,000
Deutsche Bank Securities Inc., Agreement
   dated 05/30/08, maturing value
   $1,750,328,125 (collateralized by U.S.
   Treasury obligations valued at
   $1,785,000,049; 0%-8.13%,
   11/28/08-02/15/38) 2.25%, 06/02/08                     1,750,328,125     1,750,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

TREASURY PORTFOLIO

                                                            REPURCHASE
                                                              AMOUNT           VALUE
                                                          -------------   ---------------
REPURCHASE AGREEMENTS-(CONTINUED)
Deutsche Bank Securities Inc., Joint
   agreement dated 05/30/08, aggregate
   maturing value $250,045,833
   (collateralized by U.S. Treasury
   obligations valued at $255,000,017;
   4.75%-13.25%, 02/15/10-05/15/16) 2.20%,
   06/02/08                                               $  39,986,400   $    39,979,070
Fortis Securities LLC, Agreement dated
   05/30/08, maturing value $1,000,185,000
   (collateralized by U.S. Treasury
   obligations valued at $1,020,000,030;
   0%-8.75%, 07/10/08-02/15/37) 2.22%,
   06/02/08                                               1,000,185,000     1,000,000,000
Greenwich Capital Markets, Inc., Agreement
   dated 05/30/08, maturing value
   $500,092,917 (collateralized by U.S.
   Treasury obligations valued at
   $510,005,328; 1.75%-3.88%,
   01/15/25-04/15/32) 2.23%, 06/02/08                       500,092,917       500,000,000
JPMorgan Securities Inc., Agreement dated
   05/30/08, maturing value $1,200,220,000
   (collateralized by U.S. Treasury
   obligations valued at $1,224,002,431;
   4.00%-8.88%, 09/30/08-02/15/37) 2.20%,
   06/02/08                                               1,200,220,000     1,200,000,000
Merrill Lynch Government Securities, Inc.,
   Agreement dated 05/30/08, maturing value
   $500,086,667 (collateralized by U.S.
   Treasury obligations valued at
   $510,003,552; 4.88%-5.00%,
   07/31/08-06/30/09) 2.08%, 06/02/08                       500,086,667       500,000,000
Societe Generale, Agreement dated
   05/30/08, maturing value $500,092,500
   (collateralized by U.S. Treasury
   obligations valued at $510,000,037;
   2.00%-3.63%, 04/15/11-01/15/26)
   2.22%, 06/02/08                                          500,092,500       500,000,000

                                                            REPURCHASE
                                                              AMOUNT            VALUE
                                                          -------------   ---------------
REPURCHASE AGREEMENTS-(CONTINUED)
UBS Securities LLC, Agreement dated
   05/30/08, maturing value $700,128,333
   (collateralized by U.S. Treasury
   obligations valued at $714,003,553;
   1.75%-8.88%, 04/30/09-08/15/21) 2.20%,
   06/02/08                                               $ 700,128,333   $   700,000,000
                                                                          ---------------
      Total Repurchase Agreements
         (Cost $8,889,979,070)                                              8,889,979,070
                                                                          ---------------
TOTAL INVESTMENTS-100.15%
   (Cost $15,669,095,505) (c)                                              15,669,095,505
OTHER ASSETS LESS LIABILITIES-(0.15)%                                         (22,811,623)
                                                                          ---------------
NET ASSETS-100.00%                                                        $15,646,283,882
                                                                          ===============

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Principal amount equals value at period end. See Note 1F.

(c)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)         VALUE
                                               --------   ---------   --------------
U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-56.01%
FEDERAL FARM CREDIT BANK (FFCB)-3.74%
   Floating Rate Bonds(a)
   2.07%                                       01/14/09    $100,000   $   99,993,878
   2.04%                                       03/17/09      75,000       75,000,000
                                                                      --------------
                                                                         174,993,878
                                                                      --------------
FEDERAL HOME LOAN BANK (FHLB)-31.94%
   Unsec. Bonds
   2.82%                                       06/30/08      29,500       29,500,000
   2.85%                                       07/01/08      30,000       30,000,000
   2.90%                                       02/27/09      60,000       60,000,000
   2.85%                                       03/04/09     100,000      100,000,000
   2.38%                                       03/10/09      15,000       15,017,859
   2.38%                                       05/13/09      43,190       43,061,970
   Unsec. Disc. Notes(b)
   4.14%                                       06/18/08      38,000       37,925,710
   2.07%                                       06/25/08       3,887        3,881,636
   2.57%                                       07/30/08       5,000        4,978,940
   2.07%                                       09/24/08      23,305       23,150,896
   1.90%                                       10/27/08      63,460       62,964,307
   2.05%                                       03/02/09      15,000       14,765,958
   Unsec. Floating Rate Bonds(a)
   2.21%                                       12/12/08      25,000       25,000,000
   2.11%                                       02/13/09      75,000       75,000,000
   2.40%                                       02/17/09      95,000       95,000,000
   2.42%                                       02/27/09      75,000       75,023,811
   2.22%                                       03/20/09     100,000      100,000,000
   2.44%                                       03/26/09     100,000      100,000,000
   2.27%                                       03/27/09     100,000      100,000,000
   Unsec. Floating Rate Global Bonds(a)
   2.59%                                       08/15/08      80,000       80,010,473
   2.54%                                       08/21/08     100,000      100,018,353
   2.65%                                       09/17/08      50,000       49,993,466
   2.19%                                       02/19/09      75,000       75,000,000
   2.43%                                       05/27/09     132,000      132,044,964
   Unsec. Global Bonds
   3.00%                                       03/04/09      60,000       60,000,000
                                                                      --------------
                                                                       1,492,338,343
                                                                      --------------

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)          VALUE
                                               --------   ---------   --------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.49%
   Sr. Unsec. Disc. Notes(b)
   2.12%                                       09/05/08    $ 53,000   $   52,700,373
   2.11%                                       09/16/08      40,000       39,749,145
   2.07%                                       10/14/08      50,000       49,611,875
   2.13%                                       11/21/08      40,000       39,590,567
   2.23%                                       12/30/08      25,000       24,671,694
   Unsec. MTN
   2.63%                                       06/12/09      25,000       25,000,000
   2.70%                                       06/12/09      25,000       25,000,000
                                                                      --------------
                                                                         256,323,654
                                                                      --------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-14.84%
   Sr. Unsec. Disc. Notes(b)
   4.01%                                       06/04/08      73,000       72,975,606
   5.01%                                       06/06/08      25,000       24,982,604
   2.07%                                       07/07/08     300,000      299,379,000
   2.07%                                       07/09/08      43,267       43,172,462
   2.07%                                       07/31/08      50,000       49,827,500
   2.09%                                       09/24/08         778          772,806
   2.11%                                       10/15/08      45,000       44,641,300
   2.08%                                       10/28/08      50,000       49,569,555
   2.21%                                       12/29/08      55,000       54,287,582
   1.88%                                       01/30/09      25,000       24,682,750
   Unsec. Disc. Notes(b)
   2.33%                                       05/01/09      30,000       29,351,483
                                                                      --------------
                                                                         693,642,648
                                                                      --------------
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $2,617,298,523)                                         2,617,298,523
                                                                      --------------
U.S. TREASURY BILLS-1.06%(b)
   1.86% (Cost $49,572,604)                    11/13/08      50,000       49,572,604
                                                                      --------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-57.07%
   (Cost $2,666,871,127)                                               2,666,871,127
                                                                      --------------

                                                        REPURCHASE
                                                          AMOUNT
                                                       ------------
REPURCHASE AGREEMENTS-43.01%(c)
ABN AMRO Bank N.V.,
   Agreement dated 05/30/08,
   maturing value
   $250,046,875
   (collateralized by U.S.
   Government sponsored
   agency obligations valued
   at $255,000,481;
   3.13%-5.75%,
   07/16/08-03/14/36)
   2.25%, 06/02/08                                      250,046,875      250,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

GOVERNMENT & AGENCY PORTFOLIO

                                                        REPURCHASE
                                                           AMOUNT         VALUE
                                                       ------------   -------------
REPURCHASE AGREEMENTS-(CONTINUED)
Banc of America Securities LLC,
   Agreement dated 05/30/08,
   maturing value $150,028,750
   (collateralized by a U.S.
   Governments sponsored
   agency obligation valued
   at $153,003,725; 2.40%,
   02/05/09) 2.30%, 06/02/08                           $150,028,750   $  150,000,000
Barclays Capital Inc., Joint
   agreement dated 05/30/08,
   aggregate maturing value
   $718,416,705
   (collateralized by U.S.
   Government sponsored
   agency obligations valued
   at $732,644,674;
   2.75%-6.00%,
   12/15/09-06/29/22)
   2.30%, 06/02/08                                      224,924,697      224,881,595
BNP Paribas Securities
   Corp., Joint agreement
   dated 05/30/08, aggregate
   maturing value
   $250,047,917
   (collateralized by U.S.
   Government sponsored
   agency obligations valued
   at $255,000,441;
   2.75%-5.25%,
   12/24/08-04/11/11)
   2.30%, 06/20/08                                      225,043,125      225,000,000
Credit Suisse Securities (USA)
   LLC, Joint agreement dated 05/30/08,
   aggregate maturing value $250,047,917
   (collateralized by U.S. Government sponsored
   agency obligations valued at $255,000,973;
   0%, 08/14/08-10/08/08)
   2.30%, 06/02/08                                      225,043,125      225,000,000
Deutsche Bank Securities
   Inc., Joint agreement
   dated 05/30/08, aggregate
   maturing value
   $500,095,833
   (collateralized by U.S.
   Government sponsored
   agency obligations valued
   at $510,000,108; 0%-7.00%,
   07/08/08-06/13/33)
   2.30%, 06/02/08                                      100,019,167      100,000,000
Fortis Securities LLC, Joint
   agreement dated 05/30/08, aggregate
   maturing value $275,052,708 (collateralized
   by U.S. Government sponsored agency and U.S.
   Treasury obligations valued at $280,500,014;
   0%-6.50%, 08/15/08-02/15/36) 2.30%, 06/02/08         235,045,042      235,000,000

                                                        REPURCHASE
                                                           AMOUNT         VALUE
                                                       ------------   --------------
REPURCHASE AGREEMENTS-(CONTINUED)
RBC Capital Markets Corp.,
   Joint agreement dated
   05/30/08, aggregate
   maturing value
   $250,047,917
   (collateralized by U.S.
   Government sponsored
   agency obligations valued
   at $255,004,889;
   2.88%-6.30%,
   05/21/09-02/16/22)
   2.30%, 06/02/08                                     $225,043,125   $  225,000,000
Societe Generale, Joint agreement
   dated 05/30/08, aggregate maturing value
   $150,028,750 (collateralized by U.S.
   Government sponsored agency obligations
   valued at $153,001,025; 0%, 09/18/28-09/29/28)
   2.30%, 06/02/08                                      125,023,958      125,000,000
UBS Securities LLC, Agreement
   dated 05/30/08, maturing value $250,047,917
   (collateralized by U.S. Government sponsored
   agency obligations valued at
   $255,002,997; 0%, 01/15/11-10/15/18)
   2.30%, 06/02/08                                      250,047,917      250,000,000
                                                                      --------------
      Total Repurchase Agreements
         (Cost $2,009,881,595)                                         2,009,881,595
                                                                      --------------
TOTAL INVESTMENTS-100.08%
   (Cost $4,676,752,722)(d)                                            4,676,752,722
OTHER ASSETS LESS LIABILITIES-(0.08)%                                     (3,861,347)
                                                                      --------------
NET ASSETS-100.00%                                                    $4,672,891,375
                                                                      ==============

Investment Abbreviations:

Disc.    -- Discounted
MTN      -- Medium-Term Notes
Sr.      -- Senior
Unsec.   -- Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)  Principal amount equals value at period end. See Note 1F.

(d)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

GOVERNMENT TAXADVANTAGE PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)        VALUE
                                               --------   ---------   ------------
U.S. GOVERNMENT SPONSORED AGENCY
   SECURITIES-100.03%
FEDERAL FARM CREDIT BANK
   (FFCB)-13.37%
   Floating Rate
   Bonds,(a)
   2.26%                                       10/27/08    $ 35,000   $ 34,999,916
   2.04%                                       03/17/09      40,000     40,000,000
                                                                      ------------
                                                                        74,999,916
                                                                      ------------
FEDERAL HOME LOAN BANK (FHLB)-86.66%
   Unsec. Bonds,
   2.82%                                       06/30/08      20,000     20,000,000
   5.00%                                       02/04/09       5,000      5,089,725
   2.90%                                       02/27/09      20,000     20,000,000
   2.85%                                       03/04/09      10,000     10,000,000
   Unsec. Disc. Notes,(b)
   1.90%                                       06/02/08     193,017    193,006,813
   2.05%                                       06/09/08      30,000     29,986,333
   2.17%                                       06/18/08      14,393     14,378,251
   2.04%                                       06/27/08      20,000     19,970,606
   1.99%                                       07/16/08         581        579,555
   2.31%                                       07/28/08       4,875      4,857,178
   2.57%                                       07/30/08      15,000     14,936,821
   2.05%                                       10/03/08       9,404      9,337,597
   2.22%                                       11/28/08       4,000      3,955,560
   Unsec. Floating Rate
   Bonds,(a)
   2.11%                                       11/20/08      50,000     50,000,000
   2.21%                                       12/12/08      20,000     20,000,000
   Unsec. Floating Rate
   Global Bonds,(a)
   2.59%                                       08/15/08      20,000     20,002,618
   2.54%                                       08/21/08      10,000     10,001,835
   2.65%                                       09/17/08      10,000      9,998,693
   2.19%                                       02/19/09      20,000     20,000,000
   Unsec. Global Bonds,
   3.00%                                       03/04/09      10,000     10,000,000
                                                                      ------------
                                                                       486,101,585
                                                                      ------------
TOTAL INVESTMENTS-100.03%
   (Cost $561,101,501)(c)                                              561,101,501
OTHER ASSETS LESS LIABILITIES-(0.03)%                                     (180,606)
                                                                      ------------
NET ASSETS-100.00%                                                    $560,920,895
                                                                      ============

Investment Abbreviations:

Disc.    -- Discounted
Unsec.   -- Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund's investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Funds are not guaranteed by the U.S. Government.

E. OTHER RISKS LIQUID ASSETS PORTFOLIO AND STIC PRIME PORTFOLIO - The Funds invest in securities issued or guaranteed by companies in the banking and financial services industries, each fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

SHORT-TERM INVESTMENTS TRUST

F. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

    (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:   /s/ KAREN DUNN KELLEY
      -----------------------------------------------------------
      Karen Dunn Kelley
      Principal Executive Officer

Date: July 30, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ KAREN DUNN KELLEY
      -----------------------------------------------------------
      Karen Dunn Kelley
      Principal Executive Officer

Date: July 30, 2008


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: July 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.